Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility			73.19%
Average remaining expected life	5 years 3 months 29 days	6 years 6 months 10 days
Minimum
Stock-based compensation
Expected market price volatility	175.40%	65.31%
Maximum
Stock-based compensation
Expected market price volatility	183.25%	140.47%
Class F Shares
Stock-based compensation
Average remaining expected life			6 years 2 months 8 days